Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2016
Entity Registrant Name	dei_EntityRegistrantName	Madison Funds
Central Index Key	dei_EntityCentralIndexKey	0001040612
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	cik0000732697_SupplementTextBlock
Madison Funds
Supplement dated June 7, 2016
This Supplement amends the Prospectus of the Madison Funds dated February 29, 2016, as amended May 20, 2016, May 24, 2016, and June 1, 2016, and the Summary Prospectus for the Mid Cap Fund dated February 29, 2016 as amended June 1, 2016.

Madison Funds Prospectus | Madison Mid Cap Fund
Prospectus:	rr_ProspectusTable
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Madison Funds Prospectus | Madison Mid Cap Fund | Madison Mid Cap Fund, Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Madison Funds Prospectus | Madison Mid Cap Fund | Madison Mid Cap Fund, Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.15%
Madison Funds Prospectus | Madison Mid Cap Fund | Madison Mid Cap Fund, Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Madison Funds Prospectus | Madison Mid Cap Fund | Madison Mid Cap Fund, Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%

[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[2]	Effective June 1, 2016, the service fee has been permanently reduced on the Class Y shares from 0.40% to 0.23%.